Notes Payable (Details) - Schedule of future principal payments on notes payable - USD ($) $ in Thousands		Mar. 31, 2022	Dec. 31, 2021
Schedule of future principal payments on notes payable [Abstract]
Remaining 2022		$ 9,907	$ 11,463
2023		2,426	2,304
2024	[1]	128,000	128,000
2025
2026
Thereafter
Total		$ 140,333	$ 141,767

[1]	Quarterly principal payments on the Term Loans in the amount of $5,000 thousand are required at the earlier of the second full fiscal quarter following the date of the introduction and implementation of the Adult Use Cannabis market in the state of Connecticut or the ninth fiscal quarter following November 26, 2021. Since the implementation of Adult Use Cannabis in the state of Connecticut has not been completed, the Company has included all such payments assuming the ninth fiscal quarter following the Closing Date. The 2024 principal payments exclude approximately $20,835 thousand in PIK interest accrued over the life of the term loans.